Leases (Details) - Schedule of Operating Lease Right -of-Use Asset, Net - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule Of Operating Lease Right Of Use Asset Net [Abstract]
Beijing Office	$ 266	$ 266
Exchange gain and loss	(3)
Less: accumulated amortization	(111)	(64)
Right-of-use assets, net	$ 152	$ 202